Segment Information - Summary of Reconciliation of Income to CCS Earnings (Detail) - USD ($) $ in Millions		3 Months Ended					6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 2,998	[1]	$ 6,001	[1]	$ 6,024	$ 8,999	[1]	$ 11,923
Income/(loss) attributable to non-controlling interest		164	[1]	156	[1]	164	320	[1]	296
Income/(loss) for the period	[2]	3,162	[1]	6,157	[1]	6,188	9,319	[1]	12,219
Current cost of supplies adjustment:
Share of profit of joint ventures and associates		632	[1]	1,484	[1]	716	2,116	[1]	1,755
CCS Earnings [Member]
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to non-controlling interest		164		156		164	320		296
Income/(loss) for the period		3,162		6,157		6,188	9,319		12,219
Current cost of supplies adjustment:
Purchases		30		(985)		(1,105)	(955)		(1,379)
Taxation		1		236		273	237		340
Share of profit of joint ventures and associates		(16)		16		(9)			(9)
Current cost of supplies adjustment		15		(733)		(841)	(719)		(1,048)
CCS earnings		3,177		5,424		5,347	8,601		11,171
of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders		3,025		5,293		5,226	8,318		10,929
CCS earnings attributable to non-controlling interest		$ 152		$ 131		$ 121	$ 282		$ 242

[1]	See Note 8 “Adoption of IFRS 16 Leases”.
[2]	See Note 2 “Segment information”.